Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2018
Risks And Uncertainties [Abstract]
Summary of Customers with Greater than 10% of Accounts Receivables

The following table summarized customers with greater than 10% of the accounts receivables:

	As of
	December 31, 2017	December 31, 2018
Customer A — advertising platform	19%	14%
Customer B — advertising platform	60%	*
Customer C — advertising customer	14%	—
Customer D — advertising platform	—	29%
Customer E — advertising customer	—	14%
Customer F — advertising platform	*	10%

*	Less than 10%